Stock Options (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 2.5
Options (Outstanding)	350,000	100,000
Weighted Average Remaining Life (Years) (Outstanding)	5 years 4 months 28 days	2 years 9 months 18 days
Weighted Average Exercise Price (Outstanding)	$ 2.09	$ 2.50
Options (Exercisable)	101,990
Weighted Average Exercise Price (Exercisable)	$ 1.90
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 1.30
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 2.50